Contract assets and liabilities (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue	$ 13,265	$ 15,383	$ 17,940
Trading and Manufacturing [Member]
Revenue	7,384	9,549	12,143
Engineering [Member]
Revenue	$ 5,881	$ 5,834	$ 5,797